OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Other Current Assets [Table Text Block]
	December 31,	December 31
	2013	2012
Advances to unrelated third-parties	$6,753,665	$5,623,896
Advances to employees	2,466,155	1,726,326
Installation contract deposits	1,256,474	997,447
Other current assets	499,041	454,316
	$10,975,335	$8,801,985